Offerings - Offering: 1	Feb. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	46.82
Maximum Aggregate Offering Price	$ 234,100,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,329.21
Offering Note
(1)
This amount is an estimate made solely for the purpose of calculating the registration fee pursuant to the Rule 457(c) of the Securities Act of 1933, as amended, and is based on the average of the high and low prices of the registrant's common stock on the New York Stock Exchange on February 19, 2026.